Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CORNERCAP GROUP OF FUNDS /VA/
Prospectus Date	rr_ProspectusDate	Jul. 29, 2011
CornerCap Balanced Fund | CornerCap Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Annual Fund Operating Expenses and Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[1],[2]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	395
5 Years	rr_ExpenseExampleYear05	699
10 Years	rr_ExpenseExampleYear10	1,560
Annual Return 2001	rr_AnnualReturn2001	4.42%
Annual Return 2002	rr_AnnualReturn2002	(7.78%)
Annual Return 2003	rr_AnnualReturn2003	20.48%
Annual Return 2004	rr_AnnualReturn2004	9.85%
Annual Return 2005	rr_AnnualReturn2005	5.73%
Annual Return 2006	rr_AnnualReturn2006	9.27%
Annual Return 2007	rr_AnnualReturn2007	4.91%
Annual Return 2008	rr_AnnualReturn2008	(26.48%)
Annual Return 2009	rr_AnnualReturn2009	27.69%
Annual Return 2010	rr_AnnualReturn2010	8.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.18%)
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	3.09%
10 Years	rr_AverageAnnualReturnYear10	4.61%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1997
CornerCap Balanced Fund | CornerCap Balanced Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.31%
5 Years	rr_AverageAnnualReturnYear05	2.12%
10 Years	rr_AverageAnnualReturnYear10	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1997
CornerCap Balanced Fund | CornerCap Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.57%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1997
CornerCap Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CornerCap Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CornerCap Balanced Fund's (the "Balanced Fund") investment objective is long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

Shareholder Fees (Fees paid directly from your investment)

The Balanced Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Balanced Fund, you may be charged a fee by the financial intermediary.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Balanced Fund's performance. During the most recent fiscal year, the Balanced Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Subject to certain exceptions, which are described more fully under "REDEMPTION OF FUND SHARES – Redemption Fee," the Balanced Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Balanced Fund.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the costs of investing in the Balanced Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Balanced Fund's operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Balanced Fund typically invests between 50% and 80% of its assets in equity securities (common stock and preferred stock) and between 20 -50% in fixed income securities (bonds and money market securities). The Balanced Fund may invest directly in equities or fixed income securities, or in exchange-traded funds (ETFs) or other investment companies that hold securities in which the Balanced Fund may directly invest.

Although the Balanced Fund may invest in equity securities of companies of any size, the Balanced Fund invests primarily in U.S. common stocks of large-cap companies (defined by the Adviser as stocks with a market capitalization of at least $5 billion) and of mid-cap companies (defined by the Adviser as stocks with a market capitalization of at least $2 billion, but not more that $5 billion) that the Balanced Fund's investment adviser, CornerCap Investment Counsel, Inc. ("Adviser"), believes are attractively valued relative to their growth potential, or undervalued in the market. To select stocks and other equity securities for the Balanced Fund, the Adviser considers a number of criteria, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

The Balanced Fund may invest in corporate fixed income securities of any maturity issued by companies of any size. Generally, the Balanced Fund invests in fixed income securities rated by Moody's or S&P in one of their respective four highest ratings (for Moody's, AAA, AA, A and BAA, and for S&P, AAA, AA, A and BBB), and holds these securities until maturity.

The Balanced Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when the Adviser believes securities with relatively greater value are available for purchase by the Balanced Fund, or the Adviser is seeking to raise cash.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Balanced Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Balanced Fund are:

EQUITY SECURITY RISK: The prices of equity securities will fluctuate – sometimes dramatically – over time and the Balanced Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock.

MID-CAP COMPANY RISK: Stocks of mid-cap companies may have more risks than larger companies. In general, mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and more volatile stock prices.

BUSINESS AND COMPANY RISK: Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry.

MANAGEMENT RISK: The specific securities selected by the Adviser may perform poorly and may cause the Balanced Fund to underperform other mutual funds with similar investment objectives.

UNDERVALUED STOCKS RISK: Undervalued stocks include stocks that the Adviser believes are undervalued relative to their potential and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund will suffer losses.

BOND INTEREST RATE RISK: Bond prices will rise when interest rates fall and will decline when interest rates rise. These fluctuations in bond prices will be more marked with respect to long-term bonds than with respect to short-term bonds.

CREDIT/DEFAULT RISK: Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their bonds when due. Additionally, bond issuers may be unable to repay the principal upon maturity of their bonds.

INTEREST RATE RISK: Prices of fixed-income securities rise and fall in response to interest rate changes.

ETF AND OTHER INVESTMENT COMPANY RISK: To the extent that the Balanced Fund's investments are in ETFs or other investment companies, your cost of investing in the Balanced Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Balanced Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Balanced Fund invests, in addition to the Balanced Fund's direct fees and expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Balanced Fund is subject to investment risks, including the risk of losing money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar charts and tables provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund's performance from year to year and by showing how the Balanced Fund's average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index. Of course, past performance (before and after taxes) does not necessarily indicate how the Balanced Fund will perform in the future. Updated performance information may be found at www.cornercapfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar charts and tables provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund's performance from year to year and by showing how the Balanced Fund's average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cornercapfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not necessarily indicate how the Balanced Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year to Date Total Return as of June 30, 2011: 5.18% Best Quarter: June 30, 2009 14.47% Worst Quarter: December 31, 2008 -14.18%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Return After Taxes is shown to illustrate the effect of federal taxes on the Balanced Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.

For the periods ended December 31, 2010

CornerCap Balanced Fund | S&P 500 Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
CornerCap Balanced Fund | Barclays Capital U.S. Government/Corporate Bond Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
CornerCap Balanced Fund | Combined Index: 60% S&P 500 Index and 40% Barclays Capital U.S. Government/Corporate Bond Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.84%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
CornerCap Balanced Fund | Russell 1000 Value Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%

[1]	The Balanced Fund bears a pro rata share of the fees and expenses of the other funds in which Balanced Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
[2]	Effective October 1, 2011, CornerCap Investment Counsel, Inc. (the "Adviser") has entered into a contractual agreement with the Balanced Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Balanced Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.10%. To the extent the Balanced Fund incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to August 1, 2012 without the Board of Trustees' approval.